Provisions (Details) - Schedule of Principal Actuarial Assumptions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Principal Actuarial Assumptions [Line Items]
Expected rate of salary increases (%)	6.00%	6.00%
Bottom of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)	6.15%	7.39%
Top of range [member]
Schedule of Principal Actuarial Assumptions [Line Items]
Discount rate (%)	6.19%	7.41%